Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2011
Registrant Name	dei_EntityRegistrantName	DREYFUS LIFETIME PORTFOLIOS INC
Central Index Key	dei_EntityCentralIndexKey	0000909230
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 01, 2012
Growth and Income Portfolio (Prospectus Summary) | Growth and Income Portfolio | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGIIX
Growth and Income Portfolio (Prospectus Summary) | Growth and Income Portfolio | Restricted Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGIRX